Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
COMMON STOCKS — 96.7%

AUSTRALIA — 2.5%
Cochlear Ltd.	95,122	$15,143,462

BELGIUM — 1.9%
Anheuser-Busch InBev SA/NV	178,893	11,924,989

CHINA — 1.4%
Prosus NV *	109,953	8,609,767

DENMARK — 0.8%
DSV A/S	24,995	4,846,470

FRANCE — 7.5%
Kering	15,622	10,192,233
LVMH Moet Hennessy Louis Vuitton SE	20,803	19,095,252
Remy Cointreau SA	72,069	13,122,566
Ubisoft Entertainment SA *	130,126	3,468,271
		45,878,322
GERMANY — 4.3%
adidas AG	31,190	5,529,130
Auto1 Group SE *	313,692	2,225,621
Nemetschek SE	80,214	5,537,238
Zalando SE *	307,026	12,867,625
		26,159,614
HONG KONG — 4.4%
AIA Group Ltd.	1,577,600	16,544,856
Techtronic Industries Co., Ltd.	999,500	10,829,696
		27,374,552
JAPAN — 24.3%
Cosmos Pharmaceutical Corp.	6,700	603,337
Denso Corp.	147,500	8,325,999
Hoshizaki Corp.	117,800	4,352,042
Kao Corp.	137,700	5,360,012
Keyence Corp.	20,500	10,047,230
Murata Manufacturing Co., Ltd.	149,400	9,105,221
Nidec Corp.	128,900	6,708,086
Olympus Corp.	866,100	15,211,110
Pigeon Corp.	186,800	2,894,275
Recruit Holdings Co., Ltd.	205,700	5,658,609
Shimano, Inc.	70,300	12,189,020
Shiseido Co., Ltd.	358,500	16,807,645
SMC Corp.	32,100	17,016,738
Sugi Holdings Co., Ltd.	63,100	2,712,290
Suzuki Motor Corp.	194,900	7,097,755
Sysmex Corp.	126,000	8,269,579
Unicharm Corp.	278,700	11,456,172
Z Holdings Corp.	1,877,200	5,322,710
		149,137,830
NETHERLANDS — 8.1%
Adyen NV *	7,306	11,641,591
ASML Holding NV	30,282	20,635,613
EXOR NV *	101,601	8,377,975

See previously submitted notes to the financial statements for the year ended December 31, 2022.

Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
IMCD NV	56,017	$9,159,669
		49,814,848
NEW ZEALAND — 1.6%
Ryman Healthcare Ltd.	652,628	2,142,893
Xero Ltd. *	127,951	7,760,412
		9,903,305
PORTUGAL — 2.4%
Jeronimo Martins SGPS SA	629,596	14,778,414

SINGAPORE — 3.5%
United Overseas Bank Ltd.	968,489	21,722,283

SWEDEN — 8.9%
Atlas Copco AB, A Shares	1,522,809	19,291,470
Avanza Bank Holding AB	606,509	14,225,873
Epiroc AB, B Shares	409,874	6,988,542
Investor AB, B Shares	547,904	10,914,574
Nibe Industrier AB, B Shares	293,350	3,343,932
		54,764,391
SWITZERLAND — 5.6%
Cie Financiere Richemont SA	156,306	25,064,631
Lonza Group AG	15,316	9,220,227
		34,284,858
UNITED KINGDOM — 14.1%
Ashtead Group PLC	122,072	7,495,823
Auto Trader Group PLC	2,012,367	15,349,728
Burberry Group PLC	297,646	9,530,575
Farfetch Ltd., Class A *	440,059	2,160,690
Games Workshop Group PLC	72,639	8,652,100
Hargreaves Lansdown PLC	731,719	7,248,759
Intertek Group PLC	111,586	5,588,754
Rightmove PLC	1,747,732	12,165,348
Trainline PLC *	1,319,723	4,050,489
Weir Group PLC (The)	414,888	9,518,135
Wise PLC, Class A *	779,766	5,234,730
		86,995,131
UNITED STATES — 5.4%
Experian PLC	277,252	9,129,281
Mettler-Toledo International, Inc. *	10,541	16,129,944
Spotify Technology SA *	61,121	8,166,988
		33,426,213
Total Common Stocks
(cost $510,327,467)		594,764,449

See previously submitted notes to the financial statements for the year ended December 31, 2022.

Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
PREFERRED STOCKS — 2.6%

GERMANY — 2.6%
Sartorius AG 0.38% (cost $7,633,779)	37,337	$15,735,913

TOTAL INVESTMENTS — 99.3%
(cost $517,961,246)		$610,500,362
Other assets less liabilities — 0.7%		4,412,779
NET ASSETS — 100.0%		$614,913,141

*	Non-income producing security.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2022.

Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford Developed EAFE All Cap Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$30,508,111	$564,256,338	$—	$594,764,449
Preferred Stocks**	—	15,735,913	—	15,735,913
Total	$30,508,111	$579,992,251	$—	$610,500,362

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the year ended December 31, 2022.